lNVENTORY (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of inventories
	2026-03-31	2025-12-31
	$	$
Raw materials	1,217,815	1,228,181
Finished goods	1,239,530	1,373,104
Work in progress	3,574,408	3,788,454
	6,031,752	6,389,739